ACQUISITIONS (Mountaineer Midstream) (Details) (USD $)				12 Months Ended				0 Months Ended	12 Months Ended			0 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Contract intangibles	Dec. 31, 2012 Contract intangibles	Dec. 31, 2013 Rights-of-way	Dec. 31, 2012 Rights-of-way	Jun. 21, 2013 Mountaineer Midstream compressor_station	Dec. 31, 2013 Mountaineer Midstream	Jun. 21, 2013 Mountaineer Midstream Gas gathering agreement contract intangibles	Jun. 21, 2013 Mountaineer Midstream Rights-of-way	Jun. 21, 2013 Weighted Average Mountaineer Midstream	Jun. 21, 2013 Scenario, Previously Reported Mountaineer Midstream	Jun. 21, 2013 Scenario, Previously Reported Mountaineer Midstream Contract intangibles	Jun. 21, 2013 Scenario, Previously Reported Mountaineer Midstream Rights-of-way
Business Acquisition [Line Items]
Cost of acquired entity, purchase price								$ 210,000,000
Number of compressor stations acquired								2
Useful lives				12 years 6 months	12 years 4 months 24 days	24 years 3 months 18 days	23 years 6 months					13 years
Cost of acquired entity, cash paid								110,000,000
Cost of acquired entity, equity interests issued and issuable								100,000,000
Mountaineer Midstream revenues since acquisition									9,600,000
Mountaineer Midstream net income since acquisition									2,300,000
Purchase price assigned, intangibles assets														27,100,000	6,500,000
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net [Abstract]
Purchase price								210,000,000
Property, plant, and equipment								163,661,000					158,300,000
Intangible assets										24,019,000	6,109,000
Total assets acquired								193,789,000
Total liabilities assumed								0
Net identifiable assets acquired								193,789,000
Goodwill	$ 115,888,000	$ 45,478,000	$ 45,478,000					$ 16,211,000					$ 18,100,000